Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 003	12 Months Ended
Jan. 31, 2026 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 8,288,938,846
Less: Benefits payable per the Form 5500 at January 31, 2026	(35,647,019)
Add: Benefits payable per the Form 5500 at January 31, 2025	34,848,080
Net gain per the Form 5500	$ 8,288,139,907